Harvest Edge Bond Fund
HARVEST EDGE BOND FUND
Investment Objective
The Harvest Edge Bond Fund (the “Fund”) seeks investment results that generally correspond to the total return performance of bonds while generating incremental income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may be required to pay a commission to your broker for transactions in Institutional Class Shares. Such commissions are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Harvest Edge Bond Fund	Investor Class Shares	Institutional Class Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a percentage of the lower of the original purchase price or current net asset value)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Harvest Edge Bond Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.45%	0.45%
Distribution (12b-1) Fees		0.25%	none
Interest Expense		0.11%	0.12%
All Remaining Other Expenses		38.10%	14.93%
Total Other Expenses		38.21%	15.05%
Acquired Fund Fees and Expenses		0.07%	0.07%
Total Annual Fund Operating Expenses	[1]	38.98%	15.57%
Fee Waiver/Expense Reimbursement	[1]	(37.95%)	(14.78%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[1]	1.03%	0.79%
[1]	Harvest Volatility Management, LLC, the Fund's investment adviser (the "Adviser"), has contractually agreed through March 1, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding, if applicable, any distribution and/or service (12b-1) fees, acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, expenses incurred in connection with any merger or reorganization, litigation and extraordinary expenses) to 0.60% of the average daily net assets of each class of shares. The limitation may not be increased or terminated prior to this time without approval of the Board of Trustees and is subject to the Adviser's recoupment rights. The Adviser is entitled to recoupment of previously waived or reduced fees, reimbursed expenses, and additional payments for three years from the date of the waiver, reduction, reimbursement, or additional payment, subject to the lesser of the expense limitation in effect at the time of the waiver, reduction, reimbursement, or additional payment and at the time of the recoupment, if any.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not you redeem your shares) and assumes that you invest $10,000 in the Fund for the periods indicated, your investment has a 5% return each year, and the Fund’s total annual operating expenses remain the same. The example reflects contractual fee waivers and/or expense reimbursements, if any, only for the duration of the current commitment.

Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Expense Example - Harvest Edge Bond Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class Shares	105	5,912	8,976	11,707
Institutional Class Shares	81	3,004	5,385	9,581

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended October 31, 2018, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing in a portfolio of U.S. fixed-income securities and bond index exchange-traded funds (“ETFs”) with a high portfolio correlation to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Core Investments”) and implementing a collateral yield enhancement overlay strategy that utilizes relatively short-dated (i.e., typically initiated one to three months prior to expiration) S&P 500® Index option call spreads and put spreads (the “Collateral Yield Enhancement Strategy”). The Core Investments are intended to deliver returns that are highly correlated to the Bloomberg Barclays U.S. Aggregate Bond Index. The Collateral Yield Enhancement Strategy seeks to generate incremental returns with low correlation to the equity and bond markets under normal market conditions and is designed to enhance investment returns on the Core Investments whether the S&P 500® Index increases or decreases. The incremental returns sought by the Collateral Yield Enhancement Strategy are intended to be additive to the bond market returns generated by the Fund’s Core Investments.

Under normal circumstances, the Fund invests at least 80% of its assets in bonds, or other investments with similar economic characteristics (such as ETFs and other pooled investment vehicles that invest in bonds), included in the Bloomberg Barclays U.S. Aggregate Bond Index (i.e., Core Investments). Harvest Volatility Management, LLC, the Fund’s investment adviser (the “Adviser”), intends to utilize the Core Investments to replicate directly or indirectly, within this portion of the Fund, the constituent securities of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible. The Bloomberg Barclays U.S. Aggregate Bond Index measures the performance of investment grade, US dollar-denominated, fixed-rate taxable bond market, which includes U.S. Treasury obligations, government-related and corporate securities, and mortgage-backed securities, commercial mortgage-backed securities, and other asset-backed securities. The Fund intends to invest primarily in ETFs at least until the portfolio management team believes that the Fund has reached a scale that facilitates efficient implementation of the Fund’s principal investment strategies relating to Core Investments primarily through direct investments in bonds.

To implement the Collateral Yield Enhancement Strategy, the Fund utilizes a strategy involving option spreads. Generally, the Fund enters a spread position by buying and selling equal options on the same underlying security or index but with different strike prices or expiration dates. The Fund constructs options spreads using a technique called “iron condors,” which involve four option legs that are comprised of written (sold) “out of the money” call and put options on the S&P 500® Index and purchased further “out of the money” call and put options on the same index. The four options legs of an “iron condor” are designed to generate premiums within defined risk parameters and consist of two options spreads, with each leg at a different strike (exercise or expiration) price. These options spreads include a call option spread with strike (exercise or expiration) prices above the current price level of the index at the time of initiation and a put option spread with strike (exercise or expiration) prices below the current price level of the index at the time of initiation. The Fund’s options are on the S&P 500® Index only, usually traded on an exchange or through a central counterparty. The Adviser’s goal is to structure a Fund’s “iron condors” such that, at expiration, the Fund retains the premiums received for the written (sold) options, which would be less the amounts paid for the purchased options and the amounts due at settlement, if any. In this instance, the written (sold) options would go unexercised and the Fund would retain upon expiration the full premium paid.

Ultimately, the premiums earned and retained by a Fund (if any) through, and specific terms of, the Fund’s “iron condors” will vary based on market volatility and other factors at the time they are initiated. The Fund’s written (sold) options generally are covered because the Fund’s “iron condor” structures are intended to limit total Fund exposure attributable to, and create offsetting positions for, the written (sold) options.

In this structure, the written (sold) call and put options are designed to generate premiums (income) for the Fund as option holders (purchasers) pay a premium to the Fund in exchange for the right to obtain from the Fund, in cash, a fixed multiple of the amount by which the strike (exercise or expiration) price is less than (in the case of a call) or exceeds (in the case of a put) the price level of the index at expiration. These options, which are used for speculative purposes, create investment risks associated with the price level of the index and movements in the price level could result in losses to the Fund tied to the difference between the strike (exercise or expiration) price and the index price level, less the premium received by the Fund.

To mitigate the risks created by the Fund’s written (sold) options, the Fund simultaneously purchases call and put options on the S&P 500® Index generally with the same expiration date as the written (sold) options to complete the other two option legs that comprise the “iron condor” structure (i.e., these options are used for hedging purposes). The purchased options, which require the Fund pay a premium and are further “out of the money” at the time of initiation than the corresponding written (sold) options, are designed to define and limit the Fund’s risk exposure associated with the written (sold) options. These call and put options are intended to reduce the upside and downside risks, respectively, generated by the Fund’s written (sold) options because the Fund, as the option holder (purchaser), will obtain from the writer (seller), in cash, a fixed multiple of the amount by which the strike (exercise or expiration) price is less than (in the case of a call) or exceeds (in the case of a put) the price level of the index at expiration. As a result, the Fund’s potential loss on each option pair generally is limited to the difference between the strike (exercise or expiration) price of the written (sold) option and the strike (exercise or expiration) price of the corresponding purchased option plus the premium paid by the Fund for the purchased option.

The Collateral Yield Enhancement Strategy is based on, among other factors, the Adviser’s analysis of current and anticipated market volatility, market risks, underlying instrument valuations, and quantitative factors. Based on its analysis of relevant market and other factors, the Adviser actively manages the strategy to seek to quantify and mitigate associated risks through the structuring of different options pairs with laddered higher and lower strike (exercise or expiration) prices and staggered expiration dates across different durations, which collectively are intended to manage volatility risks and diversify duration risk. The Adviser, in its discretion, also proactively adjusts or closes out positions to seek to limit directional risk and reduce exposure to adverse market events, such as significant volatility. For example, if the Adviser believes that the market is more stable than usual, it may increase the spreads of the option strategy to seek to enhance returns. Similarly, if the Adviser believes that the market is more volatile than usual, it may decrease the spreads of the option strategy to seek to mitigate potential losses.

Under adverse, unstable or abnormal market conditions, the Fund may be unable to pursue or achieve its investment objective and, for temporary purposes, may invest some or all of its assets in a variety of instruments or assets, including high-quality fixed-income securities, cash and cash equivalents. These investments could reduce the benefit to the Fund of favorable market or economic conditions during this period.

Principal Investment Risks

The risks summarized below are the principal risks of investing in the Fund. There is no guarantee that the Fund will achieve its investment objective and it is possible to lose money by investing in the Fund. The value of your investment in the Fund may fall, sometimes suddenly and significantly. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Active Trading Risk.  The Adviser will actively trade the Fund’s portfolio, which leads to higher turnover and brokerage commission expenses. Each would negatively affect the Fund’s returns and can increase tax liability. In addition, writing (selling) and purchasing options could result in additional turnover and transaction costs.

Asset-Backed Securities Risk.  Investors in asset-backed securities, including residential mortgage-backed securities and commercial mortgage-backed securities, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans. Some asset-backed securities, including mortgage-backed securities, may have structures that make their reaction to interest rates and other factors difficult to predict, causing their prices to be volatile. These instruments are particularly subject to interest rate, credit and liquidity and valuation risks.

Commercial Paper Risk.  The value of the Fund’s investment in commercial paper, which is generally unsecured, is susceptible to changes in interest rates and the issuer’s financial condition or credit quality. Investments in commercial paper are subject to the risk that the issuer cannot issue enough new commercial paper to satisfy its obligations with respect to its outstanding commercial paper.

Counterparty Risk.  Certain investments or investment transactions, such as options, are subject to the risk that the Fund’s counterparty will become insolvent or otherwise be unwilling or unable to perform its obligations in a timely manner or at all. As a result, the Fund would be unable to recover its investment from the counterparty or would obtain a limited recovery, and/or recovery would be delayed, which would result in a loss to the Fund.

Debt Securities Risk.  Investments in debt securities, including bonds, subject the Fund to the risk that the value of these securities overall will decline because of rising interest rates. Similarly, the Fund is subject to the risk that the Fund’s income will decline because of falling interest rates if the Fund holds floating or variable rate debt securities. Investments in debt securities will also be subject to the credit risk created when a debt issuer fails to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that security to decline. A downgrade or default affecting the issuer of any debt securities held by the Fund would adversely affect the Fund’s performance. The Fund’s performance will be adversely affected if borrowers pay back principal on certain debt securities before or after the market anticipates such payments, shortening (prepayment) or lengthening (extension) their duration.

Derivatives Risk.  The options in which the Fund invests are derivatives. They involve risks different from, and in some respects greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and highly volatile and may perform in unanticipated ways. Derivatives may create leverage, and the loss on derivative transactions may substantially exceed the Fund’s initial investment. Derivatives can be difficult to value and may at times be highly illiquid, and the Fund may not be able to close out (or sell) or purchase a derivative at a particular time or at an anticipated price. Some of the derivatives in which the Fund invests are considered speculative.

Interest Rate Risk.  Generally, the value of fixed-income securities changes inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk is greater for securities with longer durations.

Issuer-Specific Risk.  Changes in the financial condition of an issuer or counterparty, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can increase the risk of default by an issuer or counterparty, which would affect a security’s or instrument’s value.

Leverage Risk.  Options create leverage and expose the Fund to additional levels of risk, including greater losses from investments and increased volatility, than would otherwise have been the case had the Fund not engaged in the activities that created the leverage.

Liquidity and Valuation Risk.  The Fund may be unable to sell an investment at a desirable time or at the value the Fund has placed on the investment. The valuation of the Fund’s investments may require subjective judgments and the Fund’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers.

Management Risk.  Although a portion of the Fund’s assets will be invested in a manner that is designed to deliver returns that are highly correlated to an index, the Fund does not seek to provide overall investment results that, before fees and expenses, correspond generally to the performance of an index. However, there is no guarantee that the Fund’s Core Investments will achieve high correlation to the Bloomberg Barclays U.S. Aggregate Bond Index. As a result of the Fund’s Collateral Yield Enhancement Strategy, the Fund’s performance will likely vary, by design and potentially significantly, from the performance of the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s performance depends on the success of the portfolio managers in implementing the Fund’s investment strategies in pursuit of the Fund’s investment objective. To a significant extent, the Fund’s performance will depend on the success of the Fund’s Collateral Yield Enhancement Strategy and the Adviser’s effectiveness in evaluating relevant market risk and volatility and the success of the Adviser’s quantitative analysis. The techniques and judgments of the Adviser may fail to produce the desired or intended result.

Market Risk.  The Fund’s investments and performance may be affected by, among other market factors, business, financial, political, economic or legal uncertainties. There can be no assurance that the Adviser will correctly evaluate the nature and magnitude of the various factors that could affect the value of and return on investments. Prices of investments are volatile, and a variety of factors that are inherently difficult to predict, such as domestic or international economic and political developments, will significantly affect the results of the Fund’s activities and the value of its investments.

New Fund Risk.  The Fund recently commenced operations and has limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size.

Options Risk.  Writing (selling) or purchasing an option involves the payment by the option holder (purchaser) and receipt by the seller of a premium and the corresponding right or obligation, as the case may be, to either purchase or sell the underlying instrument for a specific price at a certain time or during a certain period. Writing (selling) options involves greater risk because the seller is exposed to the extent of the actual price movement in the underlying security rather than only the premium payment received. The premiums received by the Fund for writing (selling) an option may be insufficient to offset its losses sustained from market movements that are adverse to the strike (exercise or expiration) price of the written (sold) options. Purchasing options involves the risk that the underlying instrument will not change price in the manner expected, so that the option holder (purchaser) loses its premium.

Writing (selling) call options involves the risk that the seller may be obligated to deliver securities at less than their current market price and, in the case of an uncovered or unhedged written option, the risk of loss is theoretically unlimited. Writing (selling) put options involves the risk that the seller must purchase the securities at more than their current market price.

The Fund intends to write (sell) and purchase call and put options on an equity index. Options on an index are similar to options on securities but because no underlying security can be delivered the option represents the right of the option holder (purchaser) to obtain from the writer (seller), in cash, a fixed multiple of the amount by which the exercise price exceeds (in the case of a put) or is less than (in the case of a call) the price level of the index at expiration.

Purchasing and writing (selling) put and call options are highly specialized activities and entail greater than ordinary investment risks. An investment in options may be subject to greater fluctuation than an investment in the underlying index or instrument itself. Successful use by the Fund of options on an equity index depends on the ability of the Adviser to correctly predict changes in the index’s volatility or other market factors. During periods of sudden and significant volatility in the equity markets, the Fund’s Collateral Yield Enhancement Strategy will be adversely affected. As a result, the Fund’s net asset value per share may experience significant increases or decreases over short time periods. No assurance can be given that the Adviser’s judgment in this respect will be correct or that during certain market conditions the Fund will be able to close its written (sold) options, which may result in substantial losses to the Fund. In addition, the Fund’s use of purchased options intended to define or mitigate risk may be inadequate or unsuccessful.

Certain of these option strategies (in particular, writing put options, among others) are speculative and can result in losses to the Fund.

Other Investment Company Risk.  The Fund’s performance will be affected by the performance of other investment companies in which it invests. Investments in ETFs and other investment companies are subject to the risks of the other investment companies’ investments, as well as to the other investment companies’ expenses. An ETF may trade in the secondary market at a price below or above the value of its underlying portfolio and may not be liquid. In addition, an ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons.

U.S. Government Securities Risk.  Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

Performance Information

The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) performance of the Fund’s Institutional Class Shares for 2018 and (b) how the average annual total returns of the Fund’s Institutional Class Shares and Investor Class Shares compare to those of the Bloomberg Barclays U.S. Aggregate Bond Index, which is the most common index used to track the performance of investment grade bonds in the U.S. and the Fund’s benchmark. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Returns - Institutional Class Shares (as of December 31 of each year)

For periods shown in the bar chart, the highest quarterly return was 0.62% in Q2 2018 and the lowest quarterly return was -4.09% in Q4 2018.
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - Harvest Edge Bond Fund	1 Year		Since Inception		Inception Date
Institutional Class Shares	(6.39%)		(6.09%)		Dec. 18, 2017
Institutional Class Shares | Returns After Taxes on Distributions	(6.88%)		(6.56%)		Dec. 18, 2017
Institutional Class Shares | Returns After Taxes on Distributions and Sale of Fund Shares	(3.78%)		(4.83%)		Dec. 18, 2017
Investor Class Shares	(6.58%)		(6.27%)		Dec. 18, 2017
Bloomberg Barclays U.S. Aggregate Bond Index	0.01%	[1]	0.08%	[1]	Dec. 18, 2017
[1]	The index returns do not reflect deductions for fees, expenses or taxes.

The after-tax returns shown in the Average Annual Total Returns table above are calculated using the highest historical individual U.S. federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs). The after-tax returns are shown only for Institutional Class Shares and will vary for Investor Class Shares. Returns after taxes on distributions and sale of Fund shares may be higher than before-tax returns for certain periods shown because they reflect the tax benefit of capital losses realized on the redemption of Fund shares.